RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2022
RELATED PARTIES [Abstract]
Subsidiaries
(a)	Subsidiaries

	Country of Incorporation	Equity Interest
		2022%	2021%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100
IperionX Critical Minerals LLC (formerly TN Exploration LLC)	United States	100	100
IperionX Technology LLC (formerly Hyperion Materials & Technologies LLC)	United States	100	100
IperionX Inc.	United States	100	-
Calatos Pty Ltd LLC	United States	100	100

Aggregate Compensation Made to Key Management Personnel
The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2022 US$	July 20, 2020 to June 30, 2021 US$
Short-term employee benefits	1,503,275	275,246
Post-employment benefits	25,114	6,079
Share-based payments	7,146,121	3,681,159
Total compensation	8,674,510	3,962,484